GLOBAL TACTICAL FUND

(the “Fund”)

Ticker Symbol: GIVYX

(A series of the Collaborative Investment Series Trust)

May 24, 2021

This information supplements certain information contained in the Fund’s currently effective Prospectus and Statement of Additional Information, dated February 1, 2021.

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Effective May 28, 2021, the Global Tactical Fund’s Prospectus and Statement of Additional Information (“SAI”) are hereby revised as described below.

The Fund’s name is changed to Greenwich Ivy Long-Short Fund. All references to the Fund in the Prospectus and SAI are hereby revised to reflect the Fund’s new name.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated February 1, 2021, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund at 1-800-869-1679.

Please retain this Supplement for future reference.